Subsequent events (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013 D
Subsequent Events (expressed In Canadian $000's Except Per Share Amounts) 1	$ 0.10
Subsequent Events (expressed In Canadian $000's Except Per Share Amounts) 2	$ 8,500
Subsequent Events (expressed In Canadian $000's Except Per Share Amounts) 3	$ 2,350
Subsequent Events (expressed In Canadian $000's Except Per Share Amounts) 4	180
Subsequent Events (expressed In Canadian $000's Except Per Share Amounts) 5	6.00%